Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 11 – ACCRUED LIABILITIES AND OTHER PAYABLES

As of December 31, 2023 and 2022, accrued liabilities and other payables consisted of the following:

	December 31,	December 31,
	2023	2022
Accrued professional service fees	$97,412	$121,139
Accrued technical service fees	-	25,845
Accrued FINRA fine *	125,550	125,550
Accrued interest	746,411	-
Others	100,897	98,163
	$1,070,270	$370,697

*	See Note 17.